Taxes on Income (Details) - Schedule of Effective Income Tax Rate Reconciliation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Income before taxes on income, as reported in the statements of income	$ 77,118	$ 65,550	$ 57,286
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical taxes on income	$ 17,737	$ 15,077	$ 13,176
Increase (decrease) in taxes resulting from:
Foreign and preferred enterprise tax rates differences	(1,907)	(5,579)	(7,338)
Changes in carry forward tax losses and other temporary differences for which valuation allowance was provided	(350)	(289)	(1,645)
Non-deductible expenses	1,658	1,100	1,437
Decrease in uncertain tax positions, net	(2,293)	2,855	616
Undistributed earnings	(260)	(461)
Release of trapped earnings (see note 13.a.2)			3,531
Others	(334)	(84)	187
Taxes on income, as reported in the statements of income	$ 14,251	$ 12,619	$ 9,964